Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000123807 | Ryder System9290478
Holdings [Line Items]
Percent of Total Investments	1.50%
C000123807 | Jazz Pharmaceuticals PLC9290282
Holdings [Line Items]
Percent of Total Investments	1.50%
C000123807 | Matador Resources9290315
Holdings [Line Items]
Percent of Total Investments	1.30%
C000123807 | EnerSys9290159
Holdings [Line Items]
Percent of Total Investments	1.20%
C000123807 | Oshkosh9290379
Holdings [Line Items]
Percent of Total Investments	1.20%
C000123807 | CNO Financial Group9290094
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123807 | Exelixis9290168
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123807 | Cirrus Logic9290091
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123807 | UGI9289901
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123807 | Zions Bancorp9289947
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142891 | Ryder System9290478
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142891 | Jazz Pharmaceuticals PLC9290282
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142891 | Matador Resources9290315
Holdings [Line Items]
Percent of Total Investments	1.30%
C000142891 | EnerSys9290159
Holdings [Line Items]
Percent of Total Investments	1.20%
C000142891 | Oshkosh9290379
Holdings [Line Items]
Percent of Total Investments	1.20%
C000142891 | CNO Financial Group9290094
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142891 | Exelixis9290168
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142891 | Cirrus Logic9290091
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142891 | UGI9289901
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142891 | Zions Bancorp9289947
Holdings [Line Items]
Percent of Total Investments	1.00%